SUPPLEMENTAL BALANCE SHEET DETAIL - Components of Property and Equipment, Other Current Assets, and Other Current and Non-current Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Property and Equipment
Property and equipment, gross		$ 954,187		$ 941,321
Accumulated depreciation		(519,935)		(469,369)
Property and equipment, net		434,252		471,952
Other Current Assets
Advances to proportionately consolidated ventures	[1]	374,803		325,048
Other	[2]	166,373		175,228
Other current assets		541,176		500,276
Other Current Liabilities
Advances from proportionately consolidated ventures	[1]	541,432		334,850
Payroll-related obligations		197,182		253,079
Income taxes payable		46,741		29,627
Self-insurance and other insurance reserves		16,206		18,104
Other	[3]	177,205		202,552
Other current liabilities		978,766		838,212
Other Non-Current Liabilities
Pension obligations		152,210		110,693
Self-insurance and other insurance reserves		87,680		54,122
Postretirement medical benefit obligations		30,931		28,516
Income tax reserves		14,162	[4]	9,140	[4]	$ 13,458
Other Accrued Liabilities, Noncurrent	[5]	124,048		130,293
Other non-current liabilities		409,031		332,764
Plant, field equipment and other
Property and Equipment
Property and equipment, gross		532,282		530,433
Buildings and improvements
Property and Equipment
Property and equipment, gross		354,723		340,407
Land and improvements
Property and Equipment
Property and equipment, gross		$ 67,182		$ 70,481
Other Current Assets
Other Non-Current Liabilities
Percentage of assets (less than)		5.00%		5.00%
Accrued Liabilities
Other Non-Current Liabilities
Percentage of liability accruals (less than)		5.00%		5.00%
Other Noncurrent Liabilities
Other Non-Current Liabilities
Percentage of liability accruals (less than)		5.00%		5.00%

[1]	Represents advances to our proportionately consolidated ventures and advances from our equity method and proportionately consolidated ventures as discussed in Note 8.
[2]	Represents various assets that are each individually less than 5% of total current assets, including income tax receivables and prepaid items.
[3]	Represents various accruals that are each individually less than 5% of total current liabilities, including accruals for non-contract payables, taxes other than income taxes, country-specific employee benefits, operating lease obligations, derivatives, and medical and legal obligations.
[4]	If these income tax benefits were ultimately recognized, approximately $11,000 and $6,000 of the December 31, 2016 and 2015 balances, respectively, would benefit tax expense as we are contractually indemnified for the remaining balances.
[5]	Represents various accruals that are each individually less than 5% of total liabilities, including accruals for non-contract payables, taxes other than income taxes, operating lease obligations, deferred rent, and country-specific employee benefits.